Geographic Supplemental Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales:
External customers	¥ 3,479,788	¥ 3,557,433	¥ 3,706,901
Total	3,479,788	3,557,433	3,706,901
Operating cost and expenses	3,155,932	3,179,362	3,319,349
Operating profit	323,856	378,071	387,552
Total assets	3,955,503	3,930,727	3,983,820
Domestic Country
Net sales:
External customers	834,406	807,883	854,208
Intersegment	1,829,834	1,873,157	1,974,591
Total	2,664,240	2,681,040	2,828,799
Operating cost and expenses	2,336,536	2,273,336	2,398,439
Operating profit	327,704	407,704	430,360
Total assets	1,206,702	1,236,468	1,321,572
Americas
Net sales:
External customers	932,987	952,833	1,008,200
Intersegment	23,767	16,217	7,975
Total	956,754	969,050	1,016,175
Operating cost and expenses	937,111	948,593	993,310
Operating profit	19,643	20,457	22,865
Total assets	339,918	250,131	251,587
Europe
Net sales:
External customers	1,010,922	1,109,256	1,163,452
Intersegment	5,650	4,681	3,489
Total	1,016,572	1,113,937	1,166,941
Operating cost and expenses	972,585	1,069,489	1,126,521
Operating profit	43,987	44,448	40,420
Total assets	457,592	427,030	472,785
Asia and Oceania
Net sales:
External customers	701,473	687,461	681,041
Intersegment	781,836	744,179	723,423
Total	1,483,309	1,431,640	1,404,464
Operating cost and expenses	1,437,527	1,388,580	1,357,663
Operating profit	45,782	43,060	46,801
Total assets	548,583	442,263	421,250
Corporate and eliminations
Net sales:
Intersegment	(2,641,087)	(2,638,234)	(2,709,478)
Total	(2,641,087)	(2,638,234)	(2,709,478)
Operating cost and expenses	(2,527,827)	(2,500,636)	(2,556,584)
Operating profit	(113,260)	(137,598)	(152,894)
Total assets	¥ 1,402,708	¥ 1,574,835	¥ 1,516,626